UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2019

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.9%
Alabama — 1.2%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,342,760
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	5,000,000	5,319,450
		7,662,210
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,365,975
Arizona — 5.7%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,084,452
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,082,340
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	992,150
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,851,150
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,043,510
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	925,000	882,376
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,521,000
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,520,175
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,031,980
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,183,140
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	507,625
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,956,860
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/48(1)	1,000,000	1,003,610
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/53(1)	1,000,000	992,840
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	521,425
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,022,220
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,062,160
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,297,400
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,275,061
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,206,600
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,022,080
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	264,000	264,037
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	164,000	164,010
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,035,910
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	546,525
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,084,160
		38,154,796
California — 5.1%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,048,880
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,060
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,000,000	6,533,520
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	535,310

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	528,490
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,050,260
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,097,275
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	576,070
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,578,252
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	465,425
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	553,100
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,004,210
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	803,500
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,090,340
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,387,012
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	1,000,000	1,059,270
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,270
Palm Springs Airport Rev., 6.50%, 7/1/27	85,000	85,070
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,596,240
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	924,385
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,235,860
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,645
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,140,480
		34,076,924
Colorado — 4.5%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,017,890
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,032,140
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	505,334
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	536,104
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,238,739
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,229,240
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,047,580
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,189,420
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,008,460
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	538,215
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,129,960
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	178,000	180,035
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	513,725
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,664,445
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	1,916,682
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	704,000	715,679
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,258,587
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,025,000	1,026,189
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	533,115
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,820,840
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,026,230
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	530,860
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,045,300
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	316,557
		30,021,326
Delaware — 0.7%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,561,335

Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,068,610
		4,629,945
District of Columbia — 1.3%
District of Columbia GO, 5.00%, 10/15/44	5,000,000	5,802,350
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	3,500,000	1,819,965
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,330,500
		8,952,815
Florida — 4.0%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,165,603
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	256,330
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,016,720
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	753,487
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,008,600
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,038,670
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	371,263
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	271,715
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,599,615
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,134,760
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,416,575
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	996,635
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,052,380
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,002,630
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,394,724
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,522,700
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	483,643
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,980,000	1,983,029
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,735,000	2,760,572
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	750,000	781,170
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,919,529
		26,930,350
Georgia — 0.7%
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49	1,500,000	1,698,480
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,596,360
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,504,365
		4,799,205
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,023,540
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 1/1/39	4,250,000	4,973,988
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,230,695
Illinois — 9.4%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,844,250
Chicago GO, 5.50%, 1/1/39	2,000,000	2,122,380
Chicago GO, 5.00%, 1/1/40	2,500,000	2,528,500
Chicago Board of Education GO, 5.00%, 12/1/23	1,500,000	1,587,600
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,839,263
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,531,600
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,128,040

Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,429,108
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,238,950
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,375,150
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,692,236
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,470,632
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,029,890
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,614,975
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,019,620
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,040,080
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,577,800
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 1.69%, 3/1/19 (LOC: JPMorgan Chase Bank N.A.)	1,020,000	1,020,000
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,059,680
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,060,860
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,141,040
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,249,000
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,084,230
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,242,190
State of Illinois GO, 5.00%, 10/1/33	900,000	950,085
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,132,970
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,045,120
University of Illinois Rev., VRDN, 1.80%, 3/7/19 (LOC: JPMorgan Chase Bank N.A.)	305,000	305,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,892,460
		62,252,709
Iowa — 0.9%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,911,207
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	998,240
		5,909,447
Kansas — 1.8%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,599,750
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	2,070,000	2,072,732
		11,672,482
Kentucky — 1.3%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,428,650
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	3,000,000	3,206,130
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,970,680
		8,605,460
Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,559,775
Maryland — 2.5%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,539,570
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,130,050
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,144,690
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,168,690
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,241,520
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,576,455
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,039,740
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,827,208
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,069,480
		16,737,403

Massachusetts — 1.2%
Massachusetts GO, 5.00%, 1/1/49	7,000,000	8,028,160
Michigan — 4.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,582,700
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,714,598
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,313,625
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,843,573
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,546,307
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,356,603
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,622,460
Michigan State Housing Development Authority Rev., VRDN, 1.74%, 3/7/19 (SBBPA: Barclays Bank plc)	610,000	610,000
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,479,552
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,584,927
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	2,955,750
		26,610,095
Minnesota — 0.3%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,921,938
Missouri — 3.6%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,003,540
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,305,575
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	1,961,801
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,545,000
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,756,666
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,059,310
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,349,465
Missouri Development Finance Board Rev., (St. Louis Convention Center), VRDN, 1.69%, 3/1/19 (LOC: U.S. Bank N.A.)	900,000	900,000
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,146,850
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,840,068
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,018,920
		23,887,195
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,435,000	1,488,253
Clark County Special Assessment, 5.00%, 8/1/32	370,000	381,433
Clark County Special Assessment, 5.00%, 8/1/35	685,000	702,707
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,100,015
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	855,000	864,234
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,012,480
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	351,914
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,015,730
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,410,528
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	10,000,000	1,160,700
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,049,360
		11,537,354
New Jersey — 5.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,592,300
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,093,540

New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,741,680
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,282,600
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,086,340
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	549,410
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,050,200
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,445,150
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,105,570
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,133,370
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,902,704
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	3,500,000	3,979,745
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	2,500,000	2,534,925
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	5,000,000	5,403,550
		36,901,084
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	517,245
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	457,200
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,209,108
		2,183,553
New York — 12.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,580,970
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,197,190
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	765,758
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,018,890
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	658,156
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	519,465
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,027,800
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,020,630
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,536,975
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,941,400
New York City GO, 5.00%, 8/1/23	750,000	854,452
New York City GO, 5.00%, 4/1/45	5,000,000	5,681,400
New York City GO, VRDN, 1.72%, 3/1/19 (SBBPA: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
New York City GO, VRDN, 1.73%, 3/1/19 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,069,780
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Barclays Bank plc)	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	5,705,250
New York City Water & Sewer System Rev., VRDN, 1.72%, 3/1/19 (SBBPA: State Street Bank & Trust Co.)	1,630,000	1,630,000
New York City Water & Sewer System Rev., VRDN, 1.72%, 3/1/19 (SBBPA: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
New York City Water & Sewer System Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Bank of America N.A.)	2,000,000	2,000,000
New York City Water & Sewer System Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Bank of America N.A.)	1,200,000	1,200,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,277,940
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,014,480
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,298,690
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,160,780
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	916,470

New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,186,950
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/25	5,000,000	5,668,550
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/34	2,500,000	2,827,000
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/36	2,500,000	2,801,900
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,810,050
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,075,650
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,099,120
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,514,072
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,117,380
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,797,694
		82,174,842
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,037,850
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,006,660
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,556,415
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	645,904
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	297,226
		6,544,055
Ohio — 5.5%
Allen County Hospital Facilities Rev., (Mercy Health), VRDN, 1.73%, 3/1/19 (LOC: Union Bank N.A.)	1,500,000	1,500,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,910,000	1,772,098
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,868,140
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	9,995,000	9,382,807
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	657,500
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,510,752
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,298,960
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,746,975
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	5,810,160
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,375,675
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,405,125
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,556,025
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,021,460
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,027,190
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,972,371
		36,905,238
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,224,263
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,113,180
		3,337,443
Oregon — 0.3%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,140,616
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	774,543
		1,915,159
Pennsylvania — 4.8%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,429,344
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,044,420
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	529,541

Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,060,164
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,155,320
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,607,865
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,030,000
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,199,859
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,651,600
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,042,230
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,343,738
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(3)	760,000	833,028
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	299,169
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,022,574
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,282,864
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,642,350
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,670,955
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	465,000	463,554
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,001,100
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(3)	1,500,000	1,505,610
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,880,950
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,015,710
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,050,546
		31,762,491
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,252,139
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,006,850
		3,258,989
South Carolina — 0.8%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	512,360
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,056,550
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,439,942
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(3)	1,475,000	1,499,662
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,009,220
		5,517,734
Tennessee — 1.5%
Clarksville Public Building Authority Rev., VRDN, 1.74%, 3/1/19 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,520,936
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	527,250
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	5,500,000	5,828,020
		10,076,206
Texas — 7.3%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	704,893
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,328,008
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,023,370
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,038,380
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,267,007
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,842,452
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,066,980

Houston Combined Utility System Rev., VRDN, 1.76%, 3/7/19 (LIQ FAC: State Street Bank & Trust Co.)	1,200,000	1,200,000
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	519,540
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,561,725
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/25	290,000	304,851
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/26	390,000	411,107
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	700,000	710,661
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	550,000	555,439
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,338,974
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,011,240
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,023,720
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	770,000	757,056
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,016,167
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	976,620
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,587,636
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,186,930
Texas Water Development Board Rev., 5.00%, 4/15/49	5,380,000	6,182,696
		48,615,452
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,160,660
Virginia — 2.7%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,022,560
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,469,925
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,742,667
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	802,493
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,283,468
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	981,000
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,062,400
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,097,260
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,338,312
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,277,178
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	955,390
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38(1)	1,000,000	1,021,360
		18,054,013
Washington — 1.5%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,074,780
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,035,000	1,038,840
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,721,243
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	849,198
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,922,477
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,264,860
		9,871,398
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,076,460

Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	515,155
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	775,000	751,696
		2,343,311
Wisconsin — 1.9%
Public Finance Authority Rev., (Ameream LLC), 7.00%, 12/1/50(1)	2,500,000	2,814,500
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,003,820
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,655,561
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,255,763
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,114,600
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,779,095
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,039,590
		12,662,929
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $646,331,477)		658,828,344
OTHER ASSETS AND LIABILITIES — 1.1%		7,160,686
TOTAL NET ASSETS — 100.0%		$665,989,030

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $127,361,650, which represented 19.1% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2019

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.9%
Alabama — 1.3%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,542,156
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	10,000,000	10,537,700
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,129,310
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,144,050
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,230,060
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,786,140
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	20,000,000	21,277,800
		47,647,216
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,045,192
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,744,326
		6,789,518
Arizona — 2.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.68%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,188,300
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	505,070
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	185,000	183,032
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	535,055
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	399,984
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	617,664
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	868,911
Arizona Industrial Development Authority Rev., (Provident Group - EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,114,176
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	110,177
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	558,675
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	229,016
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	346,554
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	249,993
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	801,584
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	789,481
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	336,552
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,103,850
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,359,700
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	1,964,887
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,246,692
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,346,930
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,507,548
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	920,000	923,892
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,817,102
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,418,775
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,864,072
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,155,574

Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,039,077
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	920,128
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	743,945
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,846,813
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,692,690
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	415,854
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	834,818
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,054,390
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRDN, 2.54%, (MUNIPSA plus 0.80%), 9/1/24	7,735,000	7,739,254
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	827,932
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	722,280
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,199,750
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,186,579
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,076,870
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,385,813
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,133,350
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	680,000	688,106
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,190,800
		87,241,695
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,096,610
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,511,708
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,299,260
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,133,670
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 1.76%, 3/1/19 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
		7,041,248
California — 8.8%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	731,745
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,134,320
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,818,694
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,753,755
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,322,200
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,994,583
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,994,790
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,269,280
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,259,920
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,027,394
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,704,600
Bay Area Toll Authority Rev., VRDN, 2.44%, (MUNIPSA plus 0.70%), 10/1/19	2,000,000	2,000,620
Bay Area Toll Authority Rev., VRDN, 2.84%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,834,975
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,060
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,552,475
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,299,200

California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,065,600
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,994,819
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	600,000	613,254
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,831,218
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	665,514
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,126,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,142,120
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,152,570
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,588,815
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,014,760
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,284,532
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,637,810
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,488,400
California Statewide Communities Development Authority Rev., 5.25%, 4/1/19, Prerefunded at 101% of Par (AGM)(2)	35,000	35,092
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,728,870
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,754,115
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,160,900
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,150,568
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,499,003
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,870,303
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,807,431
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,424,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,721,050
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,792,150
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,843,025
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,942,833
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,501,456
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,798,798
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,547,945
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,721,070
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,436,763
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,214,230
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,122,106
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,253,023
Los Angeles County COP, 5.00%, 9/1/20	900,000	948,897
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	252,910
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,047,080
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,423,664
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,336,701
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,217,017
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,215,701
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,531,635
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,178,780
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,162,450
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	928,408
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,422,324
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,434,125
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,731,275
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,782,300

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,406,506
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,315,600
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,982,650
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,731,049
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,357,539
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,052,770
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,177,984
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	302,448
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	311,745
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	364,354
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,329,336
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	730,949
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,247,827
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,308,674
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,416,241
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,099,460
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,222,671
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,755,700
State of California GO, 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	1,770,000	1,776,195
State of California GO, 5.00%, 9/1/24	10,000,000	11,138,500
State of California GO, 5.00%, 3/1/26	5,000,000	5,896,100
State of California GO, 5.00%, 12/1/26	3,955,000	4,526,418
State of California GO, 5.00%, 2/1/27	10,000,000	11,206,300
State of California GO, 5.00%, 11/1/27	5,000,000	5,706,600
State of California GO, 5.00%, 2/1/28	10,000,000	11,182,200
State of California GO, 4.00%, 9/1/32	5,000,000	5,435,000
State of California GO, 6.00%, 4/1/38	3,230,000	3,240,498
State of California GO, 5.50%, 11/1/39	10,000,000	10,248,100
State of California GO, 5.00%, 10/1/48	10,000,000	11,537,500
State of California GO, VRDN, 2.46%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	8,500,000	8,537,230
State of California GO, VRDN, 2.52%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,029,600
State of California GO, VRN, 2.74%, (MUNIPSA plus 1.00%), 5/1/19	1,600,000	1,600,416
State of California GO, VRN, 2.89%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,132,656
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,028,350
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,311,313
		321,920,140
Colorado — 3.4%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,226,274
Adams County COP, 4.00%, 12/1/26	2,250,000	2,504,767
Adams County COP, 4.00%, 12/1/27	1,310,000	1,445,611
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,657,330
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,294,575
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,647,775
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,268,525
City & County of Denver Airport System Rev., VRDN, 2.62%, (70% of the 1-month LIBOR plus 0.86%), 11/15/19	3,400,000	3,404,182
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,945,344
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,229,633
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,244,690

Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,106,073
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,280,688
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,432,962
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,276,940
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,505,385
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,355,062
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	251,078
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	707,229
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	338,777
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	423,696
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	859,032
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	557,498
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	381,448
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	427,436
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,239,687
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	439,724
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	277,170
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,375,503
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	652,818
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	803,595
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	816,039
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	561,771
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,090,760
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,086,050
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,595,803
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,234,860
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,673,175
E-470 Public Highway Authority Rev., VRDN, 2.57%, (67% of the 1-month LIBOR plus 0.90%), 9/1/19	2,500,000	2,500,150
E-470 Public Highway Authority Rev., VRDN, 2.09%, (67% of the 1-month LIBOR plus 0.42%), 9/1/21(4)	3,000,000	3,000,870
E-470 Public Highway Authority Rev., VRDN, 2.72%, (67% of the 1-month LIBOR plus 1.05%), 9/1/21	1,000,000	1,009,920
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	594,665
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,199,420
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	907,462
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,118,450
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	228,902
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,429,587
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,672,122
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,749,794
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,906,686
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,105,050
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,994,595
Park Creek Metropolitan District Rev., 5.00%, 12/1/41	3,000,000	3,284,730
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,203,871
Park Creek Metropolitan District Rev., 5.00%, 12/1/46	2,250,000	2,439,562
Regional Transportation District COP, 5.50%, 6/1/21	170,000	177,698
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,910,634
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,617,604
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,885,961
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,931,390

Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,415,736
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,415,176
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,413,510
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,514,085
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,252,001
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,412,432
		125,911,028
Connecticut — 1.9%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	586,150
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,458,310
Bridgeport GO, 5.00%, 8/15/27(2)	335,000	407,809
Bridgeport GO, 5.00%, 8/15/27	4,665,000	5,421,336
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	712,878
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,745,220
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	581,750
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,476,710
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,148,660
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,132,780
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	727,837
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,942,081
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,123,490
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,644,092
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,141,330
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,160,625
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,119,440
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,111,940
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,004,550
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,015,930
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,024,150
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,828,098
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,132,594
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	698,940
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	576,605
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,261,909
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	398,213
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	453,348
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,586,802
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,126,120
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,316,176
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,740,000	3,921,016
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,271,400
New Haven GO, 5.00%, 8/1/23 (AGM)(2)	1,435,000	1,633,977
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,652,926
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,273,740
		68,818,932
District of Columbia — 1.4%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,124,080

District of Columbia GO, 5.00%, 10/15/35	15,000,000	17,959,650
District of Columbia GO, 5.00%, 10/15/44	15,000,000	17,407,050
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,124,700
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(2)	1,000,000	1,127,280
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(2)	1,000,000	1,155,050
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,045,278
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,078,600
		53,021,688
Florida — 5.3%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,811,742
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,067,103
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,112,370
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,109,430
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,291,092
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,821,680
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,499,925
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,141,830
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	846,773
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,402,650
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,236,622
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,469,526
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,650,499
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,041,820
Fort Myers Rev., 4.00%, 12/1/29	170,000	182,991
Fort Myers Rev., 4.00%, 12/1/30	150,000	160,248
Fort Myers Rev., 4.00%, 12/1/31	650,000	690,521
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,114,940
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,339,120
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,967,700
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,490,595
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,596,635
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,935,611
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,000,125
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,626,884
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	880,508
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,411,028
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,780,600
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,122,250
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,297,940
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,716,120
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	911,368
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,826,336
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,081,569
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,129,560
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,694,340
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,832,950
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,806,750
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,354,809
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,231,651

Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	443,332
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	568,395
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	580,460
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,071,450
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,890,160
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,223,255
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,816,850
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,889,175
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	947,485
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,529,490
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,147,945
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,953,735
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,268,276
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,962,927
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,127,114
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,074,910
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,324,699
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,982,313
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,632,826
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,059,380
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,413,977
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,037,290
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,067,880
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,368,164
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,525,240
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,839,617
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,258,548
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	444,250
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	876,424
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,079,840
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,254,589
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,651,000
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,477,556
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	660,000	663,755
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,255,000	2,290,606
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	2,018,260
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,189,380
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,417,284
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,189,450
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,238,686
		193,482,184
Georgia — 1.7%
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	641,131
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,025,810
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	974,519
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	205,196

Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	790,523
Atlanta Tax Allocation, 5.00%, 1/1/23(2)	300,000	336,624
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,256,900
Atlanta Tax Allocation, 5.00%, 1/1/24(2)	300,000	345,366
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,035,117
Atlanta Tax Allocation, 5.00%, 1/1/25(2)	225,000	264,915
Atlanta Tax Allocation, 5.00%, 1/1/26(2)	300,000	360,108
Atlanta Tax Allocation, 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	300,000	360,108
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,314,720
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,160,140
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,033,640
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35	2,000,000	2,277,760
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36	2,500,000	2,849,950
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,328,375
Main Street Natural Gas, Inc. Rev., VRDN, 2.31%, (MUNIPSA plus 0.57%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,950,500
Main Street Natural Gas, Inc. Rev., VRDN, 2.51%, (67% of the 1-month LIBOR plus 0.83%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,942,800
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,595,450
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,015,200
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,606,860
		61,671,712
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	1,120,000	1,145,771
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,539,360
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,047,700
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,194,040
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,095,800
		7,022,671
Hawaii — 1.0%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,003,301
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,624,900
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,053,220
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,629,175
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,888,400
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	9,551,040
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,298,850
		36,048,886
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	500,000	522,055
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,204,060
		3,726,115
Illinois — 12.0%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,160,089
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,323,403
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,144,020
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,158,320
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,910,096
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,060,170
Chicago GO, 6.00%, 1/1/38	5,000,000	5,626,550

Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	17,252,250
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	847,520
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	650,022
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,061,260
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,675,515
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,564,800
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,403,452
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,598,525
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,444,750
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,716,472
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	338,890
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,261,570
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,602,557
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,129,520
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,289,380
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,212,585
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,701,604
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,876,228
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,092,880
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,001,188
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,089,120
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	825,109
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	822,595
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,451,708
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,626,934
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,192,725
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,347,300
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,756,700
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,326,120
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,596,568
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,782,295
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,784,906
Cook County GO, 5.00%, 11/15/21	600,000	643,578
Cook County GO, 5.00%, 11/15/25	3,600,000	4,108,788
Cook County GO, 5.00%, 11/15/27	2,800,000	3,180,156
Cook County GO, 5.00%, 11/15/28	4,150,000	4,683,067
Cook County GO, 5.00%, 11/15/29	3,100,000	3,471,163
Cook County GO, 5.00%, 11/15/30	2,500,000	2,790,300
Cook County GO, 5.00%, 11/15/31	2,350,000	2,616,114
Cook County GO, 5.00%, 11/15/34	2,000,000	2,206,480
Cook County GO, 5.00%, 11/15/35	1,800,000	1,980,720
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,128,450
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,053,548
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,348,734
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,211,620
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,394,050
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,607,520
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,823,628
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,289,063

Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,341,993
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,126,080
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,197,779
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,163,900
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,251,968
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,390,389
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,451,954
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,517,650
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,581,009
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,731,435
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	344,733
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	438,816
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	445,888
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	452,220
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	400,281
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	455,348
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	859,343
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,648,350
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,823,668
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,666,050
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,152,437
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,185,502
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,013,829
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,134,970
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,229,856
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,172,200
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,087,500
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,136,220
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,201,909
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	555,590
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	345,089
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	543,570
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	614,631
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	535,630
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,575,210
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	795,735
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,303,733
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,395,575
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,482,296
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,785,751
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,492,702
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,138,520
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,769,535
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,382,094
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,040,751
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,289,800
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,149,427
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,208,100
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,412,879

Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	274,363
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	792,722
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	368,748
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	771,241
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	804,653
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,210,566
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,671,750
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,082,547
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	893,516
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,103,310
Illinois Finance Authority Rev., Series 2010 A, (University of Chicago Medical Center), VRDN,, 1.73%, 3/1/19 (LOC: Bank of America N.A.)	2,300,000	2,300,000
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,511,725
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,864,542
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,188,240
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,174,760
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,398,072
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,893,375
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,901,336
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,770,200
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,698,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,462,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,484,710
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	245,000	260,192
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,030,010
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,059,500
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,904,228
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,386,992
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,269,320
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,304,300
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,348,100
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,230,730
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,247,200
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,336,920
State of Illinois GO, 5.00%, 11/1/26	12,715,000	13,821,714
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,372,410
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,216,865
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,225,600
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,048,120
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,178,678
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,141,850
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,446,602
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,755,499
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,241,124
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,075,160
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,155,924
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,123,170
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	915,920
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,746,300
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,179,240

Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,167,140
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	863,899
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	638,106
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	844,823
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,116,800
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,003,364
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,199,562
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,366,550
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,146,478
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,274,626
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,802,637
		437,728,999
Indiana — 1.5%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,946,375
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,524,126
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,581,672
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,318,016
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,386,140
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,348,978
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,917,475
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,877,839
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,288,871
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,901,270
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.72%, 3/1/19 (LOC: Barclays Bank plc)	5,195,000	5,195,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,105,055
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,115,220
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,141,436
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,155,252
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,034,590
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,400,802
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,112,120
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,279,444
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,381,537
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,608,790
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,357,412
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 2.29%, (MUNIPSA plus 0.55%), 11/1/23	5,000,000	5,001,950
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,258,170
		54,237,540
Iowa — 0.1%
Iowa Higher Education Loan Authority Rev., (Loras College), VRDN, 1.69%, 3/1/19 (LOC: Bank of America N.A.)	1,700,000	1,700,000
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,520,700
		4,220,700
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	862,544
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,012,200
		1,874,744
Kentucky — 2.0%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	405,168

Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	548,519
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,065,000	2,250,643
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,922,100
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	916,047
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	849,240
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,560,516
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,330,751
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	256,070
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	788,985
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,073,220
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,765,816
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,213,260
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,509,705
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	10,000,000	10,736,700
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	17,000,000	18,168,070
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,340,500
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,023,945
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,010,490
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,563,540
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19	5,000,000	4,998,350
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,705,680
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,726,845
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,279,234
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,310,460
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,579,348
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,701,720
		74,534,922
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,224,045
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,320,515
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,031,600
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,325,020
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,428,013
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	984,190
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,682,014
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	926,680
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,301,563
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	866,900
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,135,827
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,127,848
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,502,740
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	589,745
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	951,216
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	413,252
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,284,822
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,393,656
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,377,732
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	352,762

New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	426,292
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	278,763
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	227,172
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,772,266
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,024,420
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,316,700
		52,265,753
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,835,064
Maryland — 1.5%
Baltimore Rev., 4.25%, 6/1/26	2,050,000	2,092,189
Baltimore Rev., 4.00%, 9/1/27	400,000	410,908
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,529,370
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,685,952
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,063,020
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	542,940
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,681,865
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	952,383
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,255,720
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,239,110
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,135,380
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	330,900
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	367,208
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	419,745
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,398,473
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,115,300
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	571,310
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,257,000
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	226,482
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	199,892
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	138,142
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	148,542
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	198,884
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	281,713
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	335,376
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	361,439
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	511,450
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	525,065
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,982,469
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	512,992
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	747,245
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,080,100
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,679,132
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,629,732

Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,054,823
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,285,628
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,914,787
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,035,092
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,156,534
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,275,130
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	3,966,520
		55,295,942
Massachusetts — 2.6%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	11,758,800
Massachusetts GO, VRDN, 1.70%, 8/1/22	5,500,000	5,472,720
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	614,585
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	440,880
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	597,634
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	633,672
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,305,308
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,741,172
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	535,672
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,715,310
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,059,290
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,040,270
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	521,545
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	592,246
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,490,327
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,447,398
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,264,221
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,333,164
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	289,078
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,171,080
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,284,679
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31(4)	620,000	719,529
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32(4)	775,000	894,590
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33(4)	775,000	890,188
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34(4)	550,000	629,217
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35(4)	470,000	535,250
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36(4)	445,000	504,287
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37(4)	605,000	682,313
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,014,169
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,154,262
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,512,542
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,432,340
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,091,990
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,855,187
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,786,720
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,926,565

Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,135,803
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,885,835
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,074,550
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,027,150
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,160,380
		94,221,918
Michigan — 4.4%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	944,898
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,617,603
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,746,833
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,845,490
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,008,850
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,103,389
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,940,953
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,578,864
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,689,813
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,057,180
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,414,250
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/19 (AGM)	130,000	131,213
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,243,284
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	212,634
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	326,187
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	543,645
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	443,480
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	955,145
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	842,775
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	614,543
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	558,675
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	667,890
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,387,500
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,769,328
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,376,760
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,775,962
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,762,665
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,049,220
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,348,800
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,069,730
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	549,285
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,126,270
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,148,310
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,169,330
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,687,836
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,853,212
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,448,867
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,926,538
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,009,650
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,201,680
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,648,230
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	1,740,000	1,842,155

Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,750,421
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,378,560
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,146,270
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,596,560
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,421,163
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,773,661
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,088,280
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,068,850
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	900,645
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	5,875,000	5,864,425
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,332,293
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,171,357
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,161,089
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	360,917
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,424,485
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,514,081
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,710,372
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,913,230
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,749,030
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,222,309
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,139,130
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	737,822
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,329,712
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,294,877
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	541,865
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,192,825
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,274,520
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,865,623
		161,563,294
Minnesota — 0.6%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,131,030
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,116,400
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	557,395
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,366,596
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	926,936
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,088,580
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,141,260
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,765,365
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	977,610
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,429,420
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,328,820
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,150,000
		23,979,412
Mississippi — 0.7%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	667,536
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,060,130
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,083,950
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,653,960
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,222,560

Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,102,690
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	640,581
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	580,586
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	619,510
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,202,390
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,041,562
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,755,900
State of Mississippi GO, VRDN, 2.01%, (67% of the 1-month LIBOR plus 0.33%), 9/1/20	2,745,000	2,745,467
		27,376,822
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,253,362
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	654,690
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,108,650
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	915,317
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,259,236
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,522,058
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,396,275
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,464,665
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20	400,000	411,128
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	491,548
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	689,502
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	647,195
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	307,718
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	610,345
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	629,029
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	560,709
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,482,095
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,925,002
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	413,064
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,071,174
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	315,000	344,358
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	325,879
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	455,316
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	794,997
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,166,388
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	542,870
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,049,100
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	684,111
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,079,830
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,022,710
		32,278,321
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,711,900
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,311,340
Central Plains Energy Project Rev., VRDN, 5.00%, 1/1/24	10,000,000	10,958,500
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,386,262
		20,368,002

Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	852,450
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	821,737
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	848,209
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,491,045
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,361,800
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,355,944
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,222,219
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,951,161
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,402,893
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	1,995,259
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,033,266
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	972,022
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,037,080
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,784,851
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,178,185
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,019,170
		28,327,291
New Jersey — 5.4%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,276,400
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,154,500
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,555,658
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,662,100
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,460,063
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,522,050
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,489,800
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,832,800
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,489,630
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,922,500
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,083,450
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,721,235
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,131,630
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,154,795
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,165,670
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,295,338
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	620,074
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	534,900
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,064,000
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	835,000	847,341
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,203,367
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,759,147
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,778,730
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,041,333
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,984,990
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,274,020
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,739,160
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,729,035

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,354,056
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,187,380
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,406,288
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,191,340
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,484,438
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,280,020
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,243,250
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,219,620
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,356,790
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,345,647
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,168,700
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,572,942
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	199,674
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,971,784
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,873,967
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	6,500,000	7,390,955
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,178,516
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,649,430
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,861,031
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,229,656
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,460,080
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,431,700
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,264,495
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,661,005
		197,476,480
New Mexico — 0.3%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22	3,000,000	2,923,950
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,013,380
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,840,231
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,172,030
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,059,350
		13,008,941
New York — 9.0%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	464,908
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	402,010
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	399,081
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,851,182
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,192,100
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,568,927
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,209,360
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,412,083
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	459,287
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,494,252
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,704,780
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	964,742
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,120,248
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,017,990
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	1,305,000	1,471,779

Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,563,430
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,646,928
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,200,280
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,555,504
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,837,391
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,932,110
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,790,547
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,022,010
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,413,985
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,619,300
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,234,670
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,802,216
Metropolitan Transportation Authority Rev., VRDN, 2.19%, (MUNIPSA plus 0.45%), 11/15/22	7,000,000	6,928,670
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,802
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,652
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	930,487
New York City GO, 5.00%, 8/1/19	4,555,000	4,618,269
New York City GO, 5.00%, 10/1/19	5,000,000	5,097,750
New York City GO, 5.00%, 8/1/22	7,565,000	8,398,587
New York City GO, 5.00%, 8/1/25	13,605,000	16,145,190
New York City GO, 5.00%, 8/1/25	1,700,000	1,993,998
New York City GO, 5.00%, 8/1/26	5,370,000	6,291,922
New York City GO, 5.00%, 8/1/36	4,600,000	5,124,584
New York City GO, VRDN, 1.72%, 3/1/19 (SBBPA: JPMorgan Chase Bank N.A.)	3,050,000	3,050,000
New York City GO, VRDN, 1.72%, 3/1/19 (SBBPA: JPMorgan Chase Bank N.A.)	3,735,000	3,735,000
New York City GO, VRDN, 1.73%, 3/1/19 (SBBPA: Barclays Bank plc)	3,200,000	3,200,000
New York City GO, VRDN, 1.75%, 3/1/19 (LOC: Bank of New York Mellon)	2,575,000	2,575,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Barclays Bank plc)	700,000	700,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,881,450
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,228,500
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,643,900
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,405,170
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.73%, 3/1/19 (SBBPA: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,113,551
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,070,216
New York City Water & Sewer System Rev., VRDN, 1.72%, 3/1/19 (SBBPA: State Street Bank & Trust Co.)	7,800,000	7,800,000
New York City Water & Sewer System Rev., VRDN, 1.73%, 3/1/19 (SBBPA: Bank of America N.A.)	2,000,000	2,000,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,453,710
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	588,533
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	422,076
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,035,508
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,126,700
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,013,000
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	8,960,174
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,010,600
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,459,193
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	822,784

New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,147,872
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	984,348
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,948,296
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,496,833
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,062,520
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,616,247
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,756,250
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,494,800
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	700,000	709,205
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	580,000	603,217
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,012,279
State of New York GO, 5.00%, 2/15/39	2,000,000	2,004,980
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	505,350
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	791,422
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,063,820
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,062,358
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,740,040
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,143,675
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	816,025
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,389,691
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,027,730
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,068,160
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,041,010
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,119,280
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,371,448
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,083,520
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,209,340
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,074,190
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,633,406
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,153,330
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,136,480
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,128,820
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,121,170
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	516,415
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	527,740
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,081,538
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,183,940
		328,323,821
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,209,050
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,826,685
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,617,782
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,152,535
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,014,150
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,937,250
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,182,390

North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRDN, 2.20%, 12/1/22(4)	5,000,000	5,008,100
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,365,616
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	521,186
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	818,984
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	830,061
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	753,382
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	466,844
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	385,816
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	837,877
		24,927,708
Ohio — 2.6%
Allen County Hospital Facilities Rev., (Mercy Health), VRDN, 1.73%, 3/1/19 (LOC: Union Bank N.A.)	5,500,000	5,500,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,720,150
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,500,053
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,578,663
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,475,081
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,776,019
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,682,548
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,220,953
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,349,640
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,711,300
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,862,956
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,738,042
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	846,375
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,501,150
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,274,300
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,366,088
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,789,401
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,477,924
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	568,340
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	419,673
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,628,850
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,925,945
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,505,722
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,253,980
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,814,000
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,967,175
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,951,776
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,781,480
Montgomery County Rev., (Premier Health Partners Obligated Group), VRDN, 1.72%, 3/1/19 (LOC: Barclays Bank plc)	2,100,000	2,100,000
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,546,816
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	280,000	292,662
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,130,211
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,192,558
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,301,847
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,385,644
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,469,039
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,701,312
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29(4)	10,000,000	12,446,600

State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,803,925
		95,558,198
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,756,605
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,164,830
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,156,470
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,713,556
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	603,209
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	812,917
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,870,112
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	867,367
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,104,075
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	270,378
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,811,736
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	550,200
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	654,876
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,086,480
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,379,106
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,119,360
		20,921,277
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,140,232
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,502,675
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	552,990
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	546,240
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	2,400,000	2,556,528
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,584,345
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	320,000
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,108,307
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	378,476
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	273,140
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	220,864
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	345,998
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	647,508
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	518,363
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	303,094
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	265,930
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	234,386
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	309,123
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	272,600
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	230,662
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,242,784
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,085,767
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,942,201
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,046,860
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,607,565
State of Oregon GO, 5.00%, 8/1/21	750,000	809,857
State of Oregon GO, 5.00%, 8/1/22	700,000	777,875
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,529,074

State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,167,610
		32,521,054
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,311,315
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,120,020
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	632,970
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	419,928
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,066,210
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,703,699
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 3.24%, (MUNIPSA plus 1.50%), 7/1/22	2,500,000	2,537,300
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	866,100
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	466,308
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	260,863
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	207,380
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	256,378
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,062,940
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	951,379
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,126,840
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,913,950
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,310,560
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,292,140
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,568,170
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,635,480
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,702,948
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,641,196
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,173,000
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,657,722
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	599,960
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	872,175
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	767,598
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,109,674
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,948,055
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,179,350
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,235,116
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,287,344
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,337,213
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,392,158
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,390,900
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,229,500
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,765,225
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,088,690
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,409,447
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,295,820
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,255,749
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,153,410
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,052,055
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,130,110

Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,408,652
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	745,864
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	600,649
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 2.46%, (MUNIPSA plus 0.72%), 9/1/23	10,000,000	10,006,500
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.80%, (70% of the 1-month LIBOR plus 1.04%), 8/15/24	3,000,000	3,012,900
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,667,659
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,437,891
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,614,609
Pennsylvania COP, 5.00%, 7/1/29	600,000	702,630
Pennsylvania COP, 5.00%, 7/1/30	750,000	871,020
Pennsylvania COP, 5.00%, 7/1/31	850,000	979,565
Pennsylvania COP, 5.00%, 7/1/35	450,000	509,549
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,041,698
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,011,156
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,937,750
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	535,988
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	812,819
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	795,332
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	874,523
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,090,450
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,088,260
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,357,987
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,674,448
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,016,980
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24(4)	4,000,000	4,526,760
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,111,490
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25(4)	3,900,000	4,484,103
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,130,978
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,140,860
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,236,422
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,558,000
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	1,914,080
Pennsylvania Turnpike Commission Rev., VRN, 2.34%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	4,985,900
Pennsylvania Turnpike Commission Rev., VRN, 2.44%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	9,990,600
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,606,075
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,214,380
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,748,425
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,513,904
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,182,570
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,713,625
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,434,458
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,854,656
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,057,652
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	619,758
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,060,150
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	776,991

Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,398,487
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,694,715
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,947,095
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,028,862
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,307,170
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,100,960
Pittsburgh Water & Sewer Authority Rev., VRDN, 2.45%, (70% of the 1-month LIBOR plus 0.64%), 12/1/20 (AGM)	5,000,000	5,002,900
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,205,439
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	467,296
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,505,055
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,413,638
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,031,022
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,814,421
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,917,010
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,170,360
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,089,075
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	449,429
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	744,236
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,212,780
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,275,520
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,691,625
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,686,015
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	521,635
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,488,850
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,586,200
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,675,860
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,561,416
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	586,670
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	561,797
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,439,032
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,491,370
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,854,255
Scranton School District GO, 5.00%, 6/1/19	425,000	427,678
Scranton School District GO, 5.00%, 6/1/20	630,000	650,292
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,427,262
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,474,458
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,141,670
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,867,948
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	844,958
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,202,184
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	564,695
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	688,356
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	725,406
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,055,930
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	918,859
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	891,776
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,129,950
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	786,226
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	780,185

State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,578,760
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,854,485
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRN, 1.98%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,984,900
		286,957,234
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,960,430
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,137,791
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,303,700
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,149,560
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	523,913
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	576,855
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	567,640
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,489,355
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,249,980
		13,959,224
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,998,115
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,356,829
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,081,830
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,851,550
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	281,390
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,331,726
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	529,749
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,086,000
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(2)	2,700,000	2,745,144
		21,262,333
Tennessee — 1.1%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	308,091
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,082,403
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	537,005
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	415,406
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	715,273
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	453,002
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	432,424
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	545,333
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	542,939
Tennergy Corp. Rev., VRDN, 5.00%, 10/1/24	12,000,000	13,541,880
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	20,000,000	21,192,800
		39,766,556
Texas — 7.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,710,584
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,192,890
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,298,242
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,173,350
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,164,720
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,410,745

Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	512,780
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	791,910
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	842,184
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	703,281
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	716,398
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	818,828
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,676,640
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	896,688
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	511,585
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	298,180
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	272,623
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,106,160
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,470,345
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,606,200
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	905,331
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,688,550
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,159,300
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,211,380
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,302,280
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,174,800
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,181,097
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,432,651
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,058,020
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,170,196
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,264,945
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	571,300
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,658,295
Dallas GO, 5.00%, 2/15/21	7,150,000	7,598,591
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,305,957
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	7,935,000	8,645,659
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	1,910,000	2,090,419
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	169,641
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,328,380
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	791,048
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,760,775
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	542,430
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	445,784
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	734,610
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	244,752
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	416,056
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,095
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	425,964
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	514,493
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	258,734
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	214,950
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,274,979

El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	545,600
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,969,328
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,897,760
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,437,897
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,764,787
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,965,921
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,771,455
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,177,660
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,173,040
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,074,530
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,681,098
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,052,830
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.73%, 3/1/19	2,200,000	2,200,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,278,438
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	967,077
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	953,062
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	800,408
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	865,093
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,134,860
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	575,596
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,578,967
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,118,490
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	540,843
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,111,800
Houston Rev., 5.00%, 9/1/25	1,000,000	1,143,830
Houston Rev., 5.00%, 9/1/27	2,050,000	2,328,943
Houston Rev., 5.00%, 9/1/28	710,000	804,657
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,828,493
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,408,600
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,068,950
Houston Independent School District GO, VRDN, 2.40%, 6/1/21 (PSF-GTD)	8,000,000	8,082,720
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	522,960
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	274,783
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	549,672
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	290,123
Irving Hospital Authority Rev., VRDN, 2.84%, (MUNIPSA plus 1.10%), 10/15/23	1,750,000	1,754,707
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,015,580
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,701,608
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,038,400
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,566,080
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,074,620
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,385,100
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	812,231
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	524,635
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	553,250
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,002,600

New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,635,431
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	979,000
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	952,610
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,985,709
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,064,513
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,013,345
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,169,330
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,243,240
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,698,400
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,440,787
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,807,165
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,430,975
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,040,820
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,149,020
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,284,476
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,006,980
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,034,030
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	831,268
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	666,404
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	952,706
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	960,428
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	510,829
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	779,866
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,323,247
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,911,125
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,133,600
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,602,001
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,738,846
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22	4,000,000	4,003,400
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,283,420
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	5,580,000	6,455,000
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,502,464
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,677,275
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,750,782
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,158,720
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,596,255
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,111,820
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,605,952
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,755,804
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	794,131
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,725,351
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,363,645
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,278,482
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,428,287
		283,242,816
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,199,383

Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,432,409
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,151,890
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,188,480
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,205,979
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,348,722
		10,526,863
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	554,740
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	836,040
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,578,080
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	701,567
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,149,930
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	895,638
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,133,880
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,016,055
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	560,895
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,600,720
		13,027,545
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,482,224
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,448,680
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,943,412
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	264,815
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	731,451
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	686,326
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	453,081
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	756,690
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,572,945
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	735,026
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,148,510
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,150,900
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	797,097
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	495,432
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	572,470
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	531,990
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	878,145
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,163,100
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,463,860
		22,276,154
Washington — 2.8%
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,038,670
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,034,400
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,772,397

State of Washington GO, 5.00%, 7/1/21	3,375,000	3,634,436
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,147,900
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,383,150
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,267,215
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,444,520
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,643,200
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,007,254
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,432,790
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,205,900
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,301,230
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.77%, (67% of the 1-month LIBOR plus 1.10%), 7/1/22	2,000,000	2,024,720
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.79%, (MUNIPSA plus 1.05%), 7/3/23	2,000,000	2,032,500
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,461,090
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,222,350
		103,053,722
Wisconsin — 1.6%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	784,440
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	835,852
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	842,655
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,092,520
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,895,194
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,019,232
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,155,656
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,060,411
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,169,223
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,165,461
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	3,715,317
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,526,867
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	1,625,000	1,625,179
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,475,980
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,533,799
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,136,920
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,733,925
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,729,607
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,003,288
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,636,948
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,689,959
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	5,843,964
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,683,927
		58,356,324
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,583,067,664)		3,655,618,007
OTHER ASSETS AND LIABILITIES — 0.1%		2,351,217
TOTAL NET ASSETS — 100.0%		$3,657,969,224

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,428,857, which represented 2.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
February 28, 2019

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.9%
Arizona — 1.8%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.75%, 3/7/19 (LOC: Bank of America N.A.)	2,500,000	2,500,000
California — 9.7%
California Statewide Communities Development Authority Rev., (Olen Jones Senior Apartment Community LP), VRDN, 1.82%, 3/7/19 (LOC: Citibank N.A.)	760,000	760,000
City & County of San Francisco Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 1.83%, 3/7/19 (LOC: Citibank N.A.)	1,300,000	1,300,000
Irvine Ranch Water District Special Assessment, VRN, 1.73%, (MUNIPSA less 0.01%), 3/4/20	510,000	510,000
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.60%, 3/15/19 (LOC: Bank of the West)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.84%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.99%, 3/7/19 (LOC: BNP Paribas)	6,595,000	6,595,000
		13,165,000
Colorado — 2.9%
Lafayette Exempla Improvement District Special Assessment, VRDN, 1.78%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	920,000	920,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.77%, 3/7/19 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
		3,920,000
District of Columbia — 2.6%
District of Columbia Rev., (AARP Foundation), VRDN, 1.77%, 3/7/19 (LOC: Bank of America N.A.)	300,000	300,000
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.86%, 3/7/19 (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
		3,500,000
Florida — 3.3%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.78%, 3/7/19 (LOC: Northern Trust Company)	1,975,000	1,975,000
Florida Housing Finance Corp. Rev., (Mango Grove LLC), VRDN, 1.83%, 3/7/19 (LOC: Citibank N.A.)	1,700,000	1,700,000
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 2.06%, 3/7/19 (LOC: Bank of America N.A.)	800,000	800,000
		4,475,000
Georgia — 2.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.89%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.85%, 3/7/19 (LOC: Bank of America N.A.)	1,230,000	1,230,000
		2,830,000
Illinois — 12.8%
Du Page County Rev., (Morton Arboretum), VRDN, 1.73%, 3/7/19 (LOC: Northern Trust Company)	1,800,000	1,800,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 2.04%, 3/7/19 (LOC: U.S. Bank N.A.)	480,000	480,000
Galesburg Rev., (Knox College), VRDN, 1.73%, 3/7/19 (LOC: PNC Bank N.A.)	600,000	600,000
Galesburg Rev., (Knox College), VRDN, 1.73%, 3/7/19 (LOC: PNC Bank N.A.)	2,200,000	2,200,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.86%, 3/7/19 (LOC: JPMorgan Chase Bank N.A.)	530,000	530,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.82%, 3/7/19 (LOC: Citibank N.A.)	1,500,000	1,500,000
Illinois Educational Facilities Authority Rev., (National-Louis University), VRDN, 1.76%, 3/7/19 (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Illinois Educational Facilities Authority Rev., (Newberry Library), VRDN, 1.80%, 3/7/19 (LOC: Northern Trust Company)	500,000	500,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.76%, 3/7/19 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 2.13%, 3/7/19 (LOC: First National Bank and FHLB)	1,600,000	1,600,000

RBC Municipal Products, Inc. Trust Rev., VRN, 1.77%, 3/7/19 (AGM)(LIQ FAC: Royal Bank of Canada)(GA: Royal Bank of Canada)(1)	2,755,000	2,755,000
University of Illinois Rev., VRDN, 1.80%, 3/7/19 (LOC: JPMorgan Chase Bank N.A.)	700,000	700,000
		17,505,000
Indiana — 0.8%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.78%, 3/7/19 (LOC: Bank of New York Mellon)	1,140,000	1,140,000
Louisiana — 3.7%
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.85%, 3/7/19 (LOC: Bank of America N.A.)	1,750,000	1,750,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.82%, 3/7/19 (LOC: Community Bank and FHLB)	3,330,000	3,330,000
		5,080,000
Michigan — 0.4%
Michigan State Housing Development Authority Rev., VRDN, 1.74%, 3/7/19 (SBBPA: Barclays Bank plc)	550,000	550,000
Minnesota — 4.8%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 1.85%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	1,255,000	1,255,000
Saint Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.86%, 3/7/19 (LIQ FAC: FHLMC)	5,335,000	5,334,959
		6,589,959
Mississippi — 1.1%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.78%, 3/7/19 (GA: Chevron Corp.)	1,550,000	1,550,000
Missouri — 0.5%
Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 1.90%, 3/7/19 (LOC: Bank of America N.A.)	700,000	700,000
Nevada — 5.4%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 1.84%, 3/7/19 (LOC: Citibank N.A.)	1,965,000	1,965,000
Nevada Housing Division Rev., (L'Octaine LP), VRDN, 1.84%, 3/7/19 (LOC: Citibank N.A.)	2,365,000	2,365,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.82%, 3/7/19 (LOC: East West Bank)(SBBPA: FHLB)	940,000	940,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.87%, 3/7/19 (LOC: East West Bank and FHLB)	2,100,000	2,100,000
		7,370,000
New Jersey — 2.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.76%, 3/7/19 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.76%, 3/7/19 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,000,000	1,000,000
		4,000,000
New York — 10.7%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.83%, 3/7/19 (LOC: HSBC Bank USA N.A.)	6,235,000	6,235,000
New York City GO, VRDN, 1.75%, 3/1/19 (LOC: Bank of New York Mellon)	900,000	900,000
New York City Water & Sewer System Rev., VRDN, 1.74%, 3/7/19 (SBBPA: Barclays Bank plc)	2,765,000	2,765,000
North Amityville Fire Co., Inc. Rev., VRDN, 1.93%, 3/7/19 (LOC: Citibank N.A.)	1,725,000	1,725,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.76%, 3/7/19 (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		14,625,000
North Carolina — 3.0%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.78%, 3/7/19 (LOC: Branch Banking & Trust)	2,775,000	2,775,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 1.75%, 3/7/19 (SBBPA: Branch Banking & Trust)	1,300,000	1,300,000
		4,075,000
Ohio — 1.8%
Hamilton County Rev., (Elizabeth Gamble Deaconess Home Association), VRDN, 1.73%, 3/7/19 (LOC: Northern Trust Company)	1,000,000	1,000,000

Lorain County Port Authority Rev., (Saint Ignatius High School of Cleveland), VRDN, 1.73%, 3/7/19 (LOC: U.S. Bank N.A.)	1,465,000	1,465,000
		2,465,000
Pennsylvania — 2.9%
Derry Township Industrial & Commercial Development Authority Rev., VRDN, 1.73%, 3/7/19 (LOC: PNC Bank N.A.)	500,000	500,000
Lancaster Industrial Development Authority Rev., (Willow Valley Communities), VRDN, 1.73%, 3/7/19 (LOC: PNC Bank N.A.)	2,700,000	2,700,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.75%, 3/7/19 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Higher Educational Facilities Authority Rev., (Moore College of Art & Design), VRDN, 1.76%, 3/7/19 (LOC: PNC Bank N.A.)	500,000	500,000
		3,900,000
South Carolina — 0.4%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.92%, 3/7/19 (LOC: Bank of America N.A.)	500,000	500,000
Tennessee — 5.8%
Clarksville Public Building Authority Rev., VRDN, 1.79%, 3/7/19 (LOC: Bank of America N.A.)	2,880,000	2,880,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.94%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		7,880,000
Texas — 8.0%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.75%, 3/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	1,975,000	1,975,000
Houston Combined Utility System Rev., VRDN, 1.76%, 3/7/19 (LIQ FAC: State Street Bank & Trust Co.)	2,850,000	2,850,000
Mission Economic Development Corp. Rev., VRDN, 1.90%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	1,540,000	1,540,000
San Antonio Airport System Rev., (Cessna Aircraft Co.), VRDN, 1.82%, 3/7/19 (LOC: Bank of America N.A.) (Acquired 2/26/18, Cost $1,400,000)(2)	1,400,000	1,400,000
State of Texas GO, VRDN, 1.80%, 3/7/19 (SBBPA: FHLB)	1,125,000	1,125,000
State of Texas Rev., 4.00%, 8/29/19	2,000,000	2,020,941
		10,910,941
Washington — 6.0%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.90%, 3/7/19 (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.85%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	1,145,000	1,145,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.85%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
		8,145,000
Wisconsin — 3.5%
Appleton Rev., (Great Northern Corp.), VRDN, 1.81%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 1.85%, 3/7/19 (SBBPA: FHLB)	3,725,000	3,725,000
		4,725,000
TOTAL INVESTMENT SECURITIES — 96.9%		132,100,900
OTHER ASSETS AND LIABILITIES — 3.1%		4,193,866
TOTAL NET ASSETS — 100.0%		$136,294,766

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,355,000, which represented 16.4% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,400,000, which represented 1.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2019